Intangible assets - Summary of Changes to intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 1,632
Ending Balance	1,523	€ 1,632
Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,470
Ending Balance	1,423	1,470
Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	162
Ending Balance	100	162
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	3,017	2,459
Additions	158	478
Currency translation differences	(63)	80
Ending Balance	3,112	3,017
Gross carrying amount [Member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,029	1,551
Additions	82	405
Currency translation differences	(59)	73
Ending Balance	2,052	2,029
Gross carrying amount [Member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	988	908
Additions	76	73
Currency translation differences	(4)	7
Ending Balance	1,060	988
Accumulated impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,385)	(1,144)
Additions	(223)	(218)
Currency translation differences	19	(23)
Ending Balance	(1,589)	(1,385)
Accumulated impairment [Member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(559)	(480)
Additions	(85)	(60)
Currency translation differences	15	(19)
Ending Balance	(629)	(559)
Accumulated impairment [Member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(826)	(664)
Additions	(138)	(158)
Currency translation differences	4	(4)
Ending Balance	€ (960)	€ (826)